Provisions - Summary Of Information About Provisions (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Restoration [member]
Disclosure of detailed information about provisions [line items]
Increase (decrease) through change in discount rate, other provisions	$ 978
Increase decrease In accounting estimate other provisions	262
Provision used, other provisions	858
Onerous contracts [member]
Disclosure of detailed information about provisions [line items]
Increase (decrease) through change in discount rate, other provisions	245
Provision used, other provisions	$ 29